ADVANCES TO SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Advances to Suppliers
Advances to suppliers are as follows:

	December 31, 2017	December 31, 2018	December 31, 2018
	RMB	RMB	US$
			(Note 3)
Advance to subscribe tokens	-	14,070,581	2,046,481
Company registration fee	-	1,383,962	201,289
Advertising fee	255,259	255,259	37,126
Financing fee	7,497,988	-	-
Others	349,031	98,240	14,288

	8,102,278	15,808,042	2,299,184